STOCK TRANSACTIONS (Details Narrative) - USD ($)																		1 Months Ended
	Mar. 13, 2023	Dec. 05, 2022	Nov. 11, 2022	Oct. 25, 2022	Aug. 04, 2022	Jul. 20, 2022	Jul. 15, 2022	Jun. 08, 2022	May 16, 2022	Apr. 08, 2022	Apr. 05, 2022	Mar. 28, 2022	Dec. 10, 2021	Nov. 24, 2021	Nov. 04, 2021	Oct. 29, 2021	Oct. 02, 2021	Oct. 29, 2021	Mar. 17, 2023
Stockholders' Equity, Reverse Stock Split	1 for 1500
Common Stock [Member]
Shares, Issued	15,201
Common Stock [Member] | Convertible Debt [Member]
Shares issued in satisfaction of convertible identedness			11,279		4,667	36,343	33,333	66,667	66,667	66,666	26,667	10,667		51,570	5,751	17,165	67,812
Convertible shares issued, value			$ 25,639
Accrued Interest							$ 32,950			$ 1,500	$ 1,701	$ 39,708		$ 36,967	$ 69,012		$ 154,991	$ 54,000
Value of shares issued in satisdaction of convertible debt						$ 180,552	$ 132,650	$ 334,800	$ 334,800	$ 550,161	$ 218,617	$ 48,420		$ 95,964	$ 50,000	$ 140,000	$ 425,000
Series A Preferred Stock [Member]
Shares, Issued	3,593
Number of shares issued		1,112		6,667
Series A Preferred Stock [Member] | Convertible Debt [Member]
Shares issued in satisfaction of convertible identedness			105,126										950				3,914
Convertible shares issued, value			$ 761,500
Accrued Interest			$ 380,262										$ 10,625				$ 23,369
Value of shares issued in satisdaction of convertible debt													$ 25,000				$ 50,000
Series N C Preferred Shares [Member] | David Koss [Member] | Chief Executive Officer [Member]
Shares, Issued																			15,000
Accrued salaries																			$ 10,050